UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2009
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Check here if Amendment [ ]; Amendment Number:
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This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Graham Partners, L.P.
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          666 Fifth Avenue
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          37th Floor
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          New York, NY 10103

Form 13F File Number:
28-                           06273
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:     Harold W. Berry III
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Title:    Managing Member
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Phone:    (212) 808-7430
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Signature, Place, and Date of Signing:

/s/ Harold W. Berry III          New York, NY         February 15, 2010
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[Signature]                      [City, State]              [Date]

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

28-     12251                 Harber Asset Management, LLC
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